Shareholder Report, Holdings (Details) - C000233407	Oct. 31, 2024
6483586 | Kandenko Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
002896207 | Abercrombie & Fitch Company, Class A
Holdings [Line Items]
Percent of Net Asset Value	2.30%
6775432 | Sankyo Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
B09N7M0 | China Shenhua Energy Company Ltd., H Shares
Holdings [Line Items]
Percent of Net Asset Value	2.20%
635906100 | National HealthCare Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.90%
7050417 | dormakaba Holding A.G.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
B1V74X7 | JBS S/A
Holdings [Line Items]
Percent of Net Asset Value	1.50%
45781M101 | Innoviva, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
BD2NKY1 | Torex Gold Resources, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
B3B1C73 | Genomma Lab Internacional S.A.B. de C.V., Class B
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Israel
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Denmark
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Germany
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Spain
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Thailand
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Malaysia
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Bermuda
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.40%
South Africa
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Australia
Holdings [Line Items]
Percent of Net Asset Value	3.60%
China
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Korea (Republic Of)
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Canada
Holdings [Line Items]
Percent of Net Asset Value	6.00%
United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.60%
United States
Holdings [Line Items]
Percent of Net Asset Value	17.20%
Japan
Holdings [Line Items]
Percent of Net Asset Value	24.80%
Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Energy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Financials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Communications
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Technology
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Materials
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.80%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.40%
InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	100.00%